Supplement dated June 2, 2003 to the Statement of Additional Information

dated May 1, 2003 for Pacific Select Exec

Flexible Premium Variable Life Insurance Policies (the “policy”)

Issued by Pacific Life Insurance Company

The fourth bullet point under LOAN AND WITHDRAWAL FEATURES: Taking out a loan is removed.

Form No. 15-25131-00